22. OTHER LONG-TERM FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Long-term Financial Liabilities
Schedule of other long-term financial liabilities

As at December 31,	2018	2017
Derivative liabilities (Note 27)	$5,627	$5,527
Security deposits	346	328
Satellite performance incentive payments	47,268	52,509
Other	1,280	467
Other long-term financial liabilities	$54,521	$58,831